Subsequent Events Disclosure (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 27, 2023	Dec. 31, 2022	Mar. 24, 2023	Mar. 01, 2023	Dec. 30, 2022	Sep. 26, 2022	Apr. 28, 2022	Jul. 09, 2021	Mar. 24, 2021
Increase in authorized common shares				25,000,000,000		15,000,000,000	9,000,000,000	6,000,000,000	3,000,000,000
Preferred Authorized		10,000,000			10,000,000
Series E Preferred Stock
Preferred Authorized			2,500,000
Preferred Par value			$ 0.00001
Preferred shares exchanged	317,000
Series D converted Oct 2022
Preferred shares converted, amount of shares	317,000	161,000
Merchant cash advance from Aphrodite Jan 2023
Payments to acquire loan receivables	$ 245,000
Proceeds from sale of loan receivables	175,000
Proceeds from loan	$ 168,000